Document and Entity Information	Nov. 07, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	BERKSHIRE HATHAWAY INC
Amendment Flag	false
Entity Central Index Key	0001067983
Document Type	8-K
Document Period End Date	Nov. 07, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-14905
Entity Tax Identification Number	47-0813844
Entity Address, Address Line One	3555 Farnam Street
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68131
City Area Code	(402)
Local Phone Number	346-1400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	BRK.A
Security Exchange Name	NYSE
Class B Common Stock 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock
Trading Symbol	BRK.B
Security Exchange Name	NYSE
M 1.125 Percent Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	BRK27
Security Exchange Name	NYSE
M 2.150 Percent Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.150% Senior Notes due 2028
Trading Symbol	BRK28
Security Exchange Name	NYSE
M 1.500 Percent Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2030
Trading Symbol	BRK30
Security Exchange Name	NYSE
M 2.000 Percent Senior Notes Due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Senior Notes due 2034
Trading Symbol	BRK34
Security Exchange Name	NYSE
M 1.625 Percent Senior Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2035
Trading Symbol	BRK35
Security Exchange Name	NYSE
M 2.375 Percent Senior Notes Due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2039
Trading Symbol	BRK39
Security Exchange Name	NYSE
M 0.500 Percent Senior Notes Due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.500% Senior Notes due 2041
Trading Symbol	BRK41
Security Exchange Name	NYSE
M 2.625 Percent Senior Notes Due 2059 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Senior Notes due 2059
Trading Symbol	BRK59
Security Exchange Name	NYSE